CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenue	$ 202,009,160	$ 175,327,717
Cost of sales	(182,692,715)	(157,904,729)
Gross profit	19,316,445	17,422,988
Operating expenses:
Selling expenses	(2,384,459)	(2,306,021)
General and administrative expenses	(4,673,582)	(3,482,027)
Total operating expenses	(7,058,041)	(5,788,048)
Other income (expenses):
Interest expenses	(5,295,616)	(4,000,626)
Interest income	5,433,346	1,948,743
Change in fair value of convertible bonds	0	(156,199)
Change in fair value of warrants	(7,906,529)	0
Gain on disposal of a subsidiary	1,178,093	0
Other (loss) / gain - net	(531,941)	7,929
Total other expenses	(7,122,647)	(2,200,153)
Income before income taxes	5,135,757	9,434,787
Income taxes	(3,729,238)	(2,606,479)
Net income	1,406,519	6,828,308
Other comprehensive income
Foreign currency translation adjustments	3,966,141	316,439
Total other comprehensive income	3,966,141	316,439
Comprehensive income	$ 5,372,660	$ 7,144,747
Earnings per share attributable to equity holders of the Company - Basic (in dollars per share)	$ 1.44	$ 1.53
Earnings per share attributable to equity holders of the Company - Diluted (in dollars per share)	$ 1.44	$ 1.53
Weighted average shares used in calculating earnings per ordinary share - Basic (in shares)	6,462,577	4,560,000
Weighted average shares used in calculating earnings per ordinary share - Diluted (in shares)	6,462,577	4,560,000